Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Carrying Amounts
If land and buildings were measured using the cost model, the carrying amounts would be as follows:

	December 31, 2019	December 31, 2018
Cost	$102,351	$102,351
Accumulated depreciation	(11,230)	(10,371)

Net carrying amount	$91,121	$91,980

Schedule of Flight Equipment, Property and Other Equipment
Flight equipment, property and other equipment as of December 31, 2019, and 2018 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2018	$5,244,160	$791,004	$225,841	$260,000	$135,838	$263,433	$6,920,276
Adoption IFRS 16 (see note 4)	1,010,200	—	—	—	—	69,533	1,079,733

January 1, 2019	$6,254,360	$791,004	$225,841	$260,000	$135,838	$332,966	$8,000,009
Additions	303,476	219,866	16,196	21,324	—	38,198	599,060
Disposals	(48,381)	(114,323)	(43,207)	(95,848)	—	(46,583)	(348,342)
Transfers	18,237	(8,554)	(5,228)	(4,149)	—	(306)	—
Sale of subsidiaries	(31,270)	(5,424)	(198)	—	—	(2,739)	(39,631)
Transfers to assets held for sale	(1,563,366)	(288,775)	(20,086)	—	—	(2,398)	(1,874,625)
Revaluation	—	—	—	—	2,761	—	2,761

December 31, 2019	$4,933,056	$593,794	$173,318	$181,327	$138,599	$319,138	$6,339,232

Accumulated depreciation:
December 31, 2018	$1,028,191	$364,976	$57,238	$—	$10,789	$145,765	$1,606,959
Additions	341,699	157,572	20,047	—	2,178	26,780	548,276
Impairment	455,794	—	—	—	14,867	—	470,661
Disposals	(39,166)	(111,793)	(12,960)	—	(347)	(28,396)	(192,662)
Transfers	7,682	(6,985)	(637)	—	—	(60)	—
Sale of subsidiaries	(11,560)	(3,597)	(34)	—	—	(1,741)	(16,932)
Transfers to assets held for sale	(837,420)	(174,200)	(16,377)	—	—	(2,390)	(1,030,387)

December 31, 2019	$945,220	$225,973	$47,277	$—	$27,487	$139,958	$1,385,915

Net:
December 31, 2018	$4,215,969	$426,028	$168,603	$260,000	$125,049	$117,668	$5,313,317

December 31, 2019	$3,987,836	$367,821	$126,041	$181,327	$111,112	$179,180	$4,953,317

Flight equipment, property and other equipment as of December 31, 2018 and 2017 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2017	$4,808,885	$555,619	$219,067	$159,303	$158,217	$294,306	$6,195,397
Additions	516,614	238,597	30,098	111,711	1,615	71,437	970,072
Disposals	(81,381)	(3,632)	(22,843)	(11,014)	(3,546)	(48,165)	(170,581)
Transfers	42	420	(481)	—	—	19	—
Transfers to assets held for sale	—	—	—	—	—	(41,402)	(41,402)
Sale of subsidiaries	—	—	—	—	—	(12,762)	(12,762)
Revaluation	—	—	—	—	(20,448)	—	(20,448)

December 31, 2018	$5,244,160	$791,004	$225,841	$260,000	$135,838	$263,433	$6,920,276

Accumulated depreciation:
December 31, 2017	$824,774	$270,780	$67,560	$—	$10,554	$140,713	$1,314,381
Additions	192,581	95,460	10,742	—	2,310	23,245	324,338
Disposals	(28,188)	(1,264)	(20,918)	—	(2,075)	(1,065)	(53,510)
Impairment	38,881	—	—	—	—	—	38,881
Transfers	143	—	(146)	—	—	3	—
Transfers to assets held for sale	—	—	—	—	—	(9,573)	(9,573)
Sale of subsidiaries	—	—	—	—	—	(7,558)	(7,558)

December 31, 2018	$1,028,191	$364,976	$57,238	$—	$10,789	$145,765	$1,606,959

Net:
December 31, 2017	$3,984,111	$284,839	$151,507	$159,303	$147,663	$153,593	$4,881,016

December 31, 2018	$4,215,969	$426,028	$$168,603	$260,000	$125,049	$117,668	$5,313,317